Note 15 - Plant Restructuring (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Restructuring Charges, Total	$ 10,011	$ 1,829	$ 10,302
Closing of Northwest Plant [Member]
Restructuring Charges, Total		500	10,400
Operating Lease Costs [Member]
Restructuring Charges, Total	5,400
Operating Lease Costs [Member] | Closing of Northwest Plant [Member]
Restructuring Reserve, Accrual Adjustment			3,600
Pension Termination Cost [Member]
Restructuring Charges, Total	4,100
Employee Severance [Member]
Restructuring Charges, Total	722	1,578	162
Employee Severance [Member] | Closing Modesto Plant [Member]
Restructuring Charges, Total	600
Employee Severance [Member] | Closing of Northwest Plant [Member]
Restructuring Charges, Total			200
Employee Severance [Member] | Closed Plant in the Midwest [Member]
Restructuring Charges, Total		1,300
Restructuring Reserve, Accrual Adjustment			(100)
Impairment of Long-Lived Assets [Member]
Restructuring Charges, Total	(369)	(384)	5,065
Restructuring Reserve, Accrual Adjustment	(400)
Impairment of Long-Lived Assets [Member] | Closing of Northwest Plant [Member]
Restructuring Charges, Total			5,100
Other Restructuring [Member]
Restructuring Charges, Total	9,658	$ 635	5,075
Restructuring Reserve, Accrual Adjustment	$ 100
Other Restructuring [Member] | Closing of Northwest Plant [Member]
Restructuring Charges, Total			$ 5,100